Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents ($3,406 and $3,409 as of December 31, 2020 and 2019, respectively, for joint venture)	$ 113,216	$ 22,822
Marketable securities	884,336	107,099
Prepaid expenses and other current assets	11,616	1,255
Total current assets	1,009,168	131,176
Property and equipment, net	43,696	25,492
Right-of-use lease asset	11,712	12,942
Other assets	2,193	2,774
Total assets	1,066,769	172,384
Current liabilities
Accounts payable	5,383	2,851
Accrued liabilities	2,701	1,307
Accrued compensation	2,391	1,112
Operating lease liability, short-term	1,220	1,080
Strategic premium, short-term	655	873
Total current liabilities	12,350	7,223
Operating lease liability, long-term	11,244	12,463
Convertible preferred stock warrant liabilities		1,860
Strategic premium, long-term and other liabilities		436
Assumed common stock warrant liabilities	689,699
Total liabilities	713,293	21,982
Commitment and contingencies (see Note 9)
Redeemable non-controlling interest	1,704	1,710
Stockholders’ equity
Preferred stock- $0.0001 par value; 100,000,000 shares authorized, none issued and outstanding at December 31, 2020 and 2019
Common stock - $0.0001 par value; 1,250,000,000 shares authorized (1,000,000,000 Class A and 250,000,000 Class B); 207,769,091 Class A and 156,224,614 Class B shares issued and outstanding at December 31, 2020, 81,720,530 Class A and 158,056,527 Class B shares issued and outstanding at December 31, 2019	36	24
Additional paid-in-capital	2,329,406	444,440
Accumulated other comprehensive (loss) income	(31)	90
Accumulated deficit	(1,977,639)	(295,862)
Total stockholders’ equity	351,772	148,692
Total liabilities, redeemable non-controlling interest and stockholders’ equity	$ 1,066,769	$ 172,384